Share-Based and Other Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Class A Common Shares [Member]	Sep. 30, 2012 Class B common [Member]	Dec. 31, 2011 Rollover Shares [Member] Class A Common Shares [Member] 2005 Share Plan [Member]	Dec. 31, 2011 Executive Rollover Shares [Member] Class A Common Shares [Member] 2005 Share Plan [Member]	Dec. 31, 2010 Rollover Shares [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2009 Rollover Shares [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Rollover Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2010 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2009 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2008 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	May 06, 2009 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Shares to employees [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Feb. 04, 2008 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	May 08, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Feb. 04, 2008 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Other members of management [Member]	Dec. 31, 2011 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2010 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Feb. 04, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2009 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2011 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] SCA [Member]	Feb. 04, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Other Employees [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	May 06, 2009 Stock Compensation Plan [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Ordinary Shares [Member] 2008 Share Plan [Member]
Share Based Compensation Plans [Line Items]
Number of common shares authorized for issuance																																				1,689,975
Maximum number of common shares available for issuance																		946,386																	438,827
Number of shares granted under a previous share plan rolled into current plan						293,926
Number of awards reclassified from liability to equity instruments							228,976
Compensation expense	$ 4.4	$ 4.0						$ 10.4	$ 30.9		$ 0.4	$ 0.3	$ 12.1									$ 4.6	$ 6.8	$ 13.5			$ 3.4	$ 3.2		$ 0.5
Right to repurchase vested option exercise price										$ 100.00
Applicable exercise price										$ 25.00				$ 100.00		$ 161.84	$ 122.06															$ 100.00
Options aggregate intrinsic value											10.6																				5.4
Number of shares awarded														377,795	707,351	14,400	35,700		900,249	480,830					419,419
Shares vested as of the date of grant																				25.00%
Share based payment award, vesting percentage																					10.00%					10.00%
Unrecognized compensation cost to be recognized in vesting period																						5.4
Period for recognition of unrecognized share-based compensation cost																						2 years
Common stock repurchase price																						$ 0.01
Number of vested options repurchased				14,231	16,482																	12,873
Vesting percentage if certain performance -based targets are achieved																													55.00%				55.00%
Options outstanding aggregate intrinsic value																																		$ 34.0
Percentage of the Intelsat Global Class A SCAs vesting upon the occurrence of a change in control			45.00%